Debt And Credit Facilities-Credit facilities- (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total credit facilities	$ 8,398.0
Total unutilized credit facilities	3,898.0
Available credit facilities for liquidity purposes	3,608.0	$ 4,489.0
Fully revolving and expires in 2021
Disclosure of detailed information about borrowings [line items]
Total credit facilities	4,000.0
Fully revolving and expires in 2020
Disclosure of detailed information about borrowings [line items]
Total credit facilities	2,729.0
Fully revolving and expires in 2019/2020
Disclosure of detailed information about borrowings [line items]
Total credit facilities	1,537.0
Can be terminated at any time at the option of the lenders
Disclosure of detailed information about borrowings [line items]
Total credit facilities	132.0
Credit facilities supporting outstanding commercial paper
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned	(3,231.0)
Credit facilities supporting standby letters of credit
Disclosure of detailed information about borrowings [line items]
Credit facilities assigned	(1,269.0)
Cash collateral	$ 108.0	$ 733.0